COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	Jun. 09, 2022 CNY (¥)	Jun. 09, 2022 CNY (¥) agreement	Jun. 09, 2022 CNY (¥) item	May 23, 2022 CNY (¥)	May 23, 2022 CNY (¥) agreement	May 23, 2022 CNY (¥) item	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 09, 2022 USD ($)	May 23, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Capital expenditure commitments							¥ 34,287	$ 4,820	¥ 34,312	$ 5,123
Number of non-cancelable internet data center service agreements		2	2		2	2
Period of internet data center service agreements (in years)	1 year			1 year
Total contractual minimum purchase commitments	¥ 1,250,000	¥ 1,250,000	¥ 1,250,000	¥ 1,250,000	¥ 1,250,000	¥ 1,250,000			1,250,000	186,620	$ 175,722	$ 175,722
Remaining purchase commitment							¥ 643,012	$ 90,393	¥ 1,052,228	$ 157,094